Share-based Payments - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2023 USD ($) yr shares $ / shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares available for future grants | shares	1,881,518
Number of shares issued upon exercise of share options and RSUs | shares	610,910	547,704	768,563
Share-based compensation expense	$ 49,733,000	$ 44,165,000	$ 38,230,000
PSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	three years
Unrecognized compensation cost related to unvested other equity instruments	$ 11,500,000
Weighted average grant date fair value	84	73.46	68.05
Aggregate intrinsic value of share units exercised	15,970,000	14,958,000	22,207,000
Total grant date fair value of units vested	$ 17,686,000	$ 13,599,000	$ 13,049,000
Weighted average share price of share units exercised other equity instruments | $ / shares	$ 84.4	$ 77.89	$ 69.1
Expected weighted average period for recognition of compensation cost other equity instruments | yr	1.7
Share-based options [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based incentive plan - term		10 years
Share-based options [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	four years
Restricted share units (RSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based incentive plan - term	10 years
Vesting period	four years
Weighted average grant date fair value	$ 0	$ 0	$ 0
RSUs dependent on non-market performance condition [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Unrecognized compensation cost related to unvested other equity instruments	$ 15,322,000
Expected weighted average period for recognition of compensation cost other equity instruments | yr	2.8
Weighted average grant date fair value	$ 83.7	74.14	43.26
Aggregate intrinsic value of share units exercised	21,438,000	23,194,000	20,354,000
Total grant date fair value of units vested	$ 21,484,000	$ 18,240,000	$ 15,912,000
Weighted average share price of share units exercised other equity instruments | $ / shares	$ 84.01	$ 78.95	$ 66.77
Incremental cost recognized in the current year in respect of such modified RSUs	$ 0
Number of other equity instruments issued in share-based payment arrangement	428,238	295,441
Weighted average fair value, Granted	$ 83.7	$ 74.14
RSUs dependent on market performance condition [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Unrecognized compensation cost related to unvested other equity instruments	0
Additional cost as a result of modification in respect of modified share awards	1,185,000
Incremental cost recognized in the current year in respect of such modified RSUs		0
Share based compenation by share based award equity other than options aggregate instrinsic value excercised	$ 69,000	$ 1,205,000	$ 8,973,000
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares	$ 90.98	$ 74.18	$ 72.75
RSUs related total shareholders return [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Unrecognized compensation cost related to unvested other equity instruments	$ 5,062,000
Expected weighted average period for recognition of compensation cost other equity instruments | yr	1.8
Weighted average grant date fair value	$ 79	$ 78.8	$ 35.22
Total grant date fair value of units vested	$ 9,395,000	$ 5,338,000	7,651,000
Number of other equity instruments issued in share-based payment arrangement	104,975	154,110
Share-based compensation expense	$ 5,123,000	$ 5,892,000
Share based compenation by share based award equity other than options aggregate instrinsic value excercised	$ 14,448,000	$ 1,201,000	$ 1,413,000
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares	$ 87.45	$ 78.97	$ 74.2
Weighted average fair value, Granted	$ 79	$ 78.8
RSUs BBBEE Program In South Africa [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	four years	four years
Number of other equity instruments issued in share-based payment arrangement		1,135	11,400	3,365	14,250	32,050
Share-based compensation expense	$ 111,000	$ 324,000	$ 871,000
Unamortized Share based compensation	$ 3,483,000
RSUs BBBEE Program In South Africa third anniversary [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments issued in share-based payment arrangement			1,850
RSUs to drive higher growth [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	2 years and 9 months to 4 years and 9 months
Unrecognized compensation cost related to unvested other equity instruments	$ 20,871,000
Number of other equity instruments issued in share-based payment arrangement | shares	705,090
Share-based compensation expense	$ 0
Weighted average fair value, Granted	$ 28,000
Description of vesting requirements for modified share based payment arrangement	3 years 3 months to 4 years and 9 months
Incremental fair value granted, modified share based payment arrangements incremental fair value | $ / shares	$ 1.6